Stock Options and Restricted Stock Units ("RSU's") - Term of exercise stock options (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Neurotrope
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term for exercise the stock options	1 year	1 year